ANFIELD U.S. EQUITY SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 100.0%
	EQUITY - 100.0%
105,897	Communication Services Select Sector SPDR Fund	$ 8,725,913
70,790	Consumer Discretionary Select Sector SPDR Fund	12,772,640
308,432	Financial Select Sector SPDR Fund	11,263,937
81,061	Health Care Select Sector SPDR Fund	10,712,211
106,003	Industrial Select Sector SPDR Fund	10,956,470
29,902	Invesco QQQ Trust Series 1	10,901,372
74,976	SPDR S&P 500 ETF Trust	32,877,726
72,811	Technology Select Sector SPDR Fund	11,169,207
		109,379,476

	TOTAL EXCHANGE-TRADED FUNDS (Cost $90,212,708)	109,379,476

	TOTAL INVESTMENTS - 100.0% (Cost $90,212,708)	$ 109,379,476
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%	(1,327)
	NET ASSETS - 100.0%	$ 109,378,149

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt